Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Income Tax Contingency [Line Items]
Beginning balance	$ 1,541		$ 0
Additions for tax positions taken during the current period		1,541
Reductions due to settlements with taxing authorities	(1,541)
Ending balance	$ 0	$ 1,541	$ 0